70 West Madison Street, Suite 3100 Chicago, Illinois 60602-4207 312.372.1121 • Fax 312.827.8000
DAVID P. GLATZ
312.807.4295
dglatz@bellboyd.com
Direct Fax: 312.827.8065
BY EDGAR
February 5, 2009
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549
Calamos Convertible Opportunities and Income Fund
333-146945
811-21080
Ladies and Gentlemen:
     On behalf of Calamos Convertible Opportunities and Income Fund (the “Fund”), we are transmitting for electronic filing Post-Effective Amendment No. 2 to the Registration Statement on Form N-2 under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, and each exhibit being filed therein.
     If we may cooperate with you in any way in the processing of this filing, please telephone the undersigned at (312) 807-4295 or Eric S. Purple at (202) 955-7081 with any questions or comments concerning these materials.

Very truly yours,
/s/ David P. Glatz
David P. Glatz

Enclosures
Copies to     S. Darcy
chicago • san diego • washington